Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense	$ 1,518	$ 6		$ 20	$ 18
Cost of Revenues [Member]
Share-based compensation expense	16		[1]
Research and Development [Member]
Share-based compensation expense	96		[1]
Selling and Marketing [Member]
Share-based compensation expense	144		[1]
General and Administrative [Member]
Share-based compensation expense	$ 1,262	$ 6

[1]	Amount less than $1.